Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill
Schedule of goodwill in acquisitions of subsidiaries

	2022	2021
Interconexión Eléctrica S.A. E.S.P.	3,755,835	3,092,045
Oleoducto Central S.A.S.	683,496	683,496
Hocol Petroleum Ltd.	537,598	537,598
Invercolsa S.A.	434,357	434,357
Andean Chemical Ltd	127,812	127,812
Esenttia S.A.	108,137	108,137
	5,647,235	4,983,445
Less impairment Hocol Petroleum Ltd.	(297,121)	(297,121)
	5,350,114	4,686,324